March 9, 2007

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

BWAY HOLDING COMPANY

Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of BWAY Holding Company (the “Company”), we are transmitting for filing in electronic format pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations thereunder, the Company’s Registration Statement on Form S-1 (the “Registration Statement”), relating to the registration under the Securities Act of the Company’s common stock.

Please telephone the undersigned at (212) 909-6036 or Paul Rodel at (212) 909-6478, collect, if we may be of any assistance in answering questions which may arise in connection with the Registration Statement.

Very truly yours,

/s/ Steven J. Slutzky

Steven J. Slutzky